Investment securities	6 Months Ended
Jun. 30, 2012
Investment securities
Investment securities
Note 14 Investment securities
end of	6M12	2011

Investment securities (CHF million)

Debt securities held-to-maturity	2	2

Securities available-for-sale	3,672	3,650

Total investment securities	3,674	3,652

Investment securities by type
end of	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value

6M12 (CHF million)

Debt securities issued by foreign governments	2	0	0	2

Debt securities held-to-maturity	2	0	0	2

Debt securities issued by foreign governments	2,860	91	1	2,950

Corporate debt securities	291	0	0	291

Collateralized debt obligations	33	0	0	33

Debt securities available-for-sale	3,184	91	1	3,274

Banks, trust and insurance companies	220	171	0	391

Industry and all other	7	0	0	7

Equity securities available-for-sale	227	171	0	398

Securities available-for-sale	3,411	262	1	3,672

2011 (CHF million)

Debt securities issued by foreign governments	2	0	0	2

Debt securities held-to-maturity	2	0	0	2

Debt securities issued by the Swiss federal, cantonal or local governmental entities	1	0	0	1

Debt securities issued by foreign governments	2,916	113	1	3,028

Corporate debt securities	352	0	0	352

Collateralized debt obligations	176	1	0	177

Debt securities available-for-sale	3,445	114	1	3,558

Banks, trust and insurance companies	68	8	0	76

Industry and all other	15	1	0	16

Equity securities available-for-sale	83	9	0	92

Securities available-for-sale	3,528	123	1	3,650

Gross unrealized losses on investment securities and the related fair value
	Less than 12 months		12 months or more		Total

end of	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses

6M12 (CHF million)

Debt securities issued by foreign governments	967	1	2	0	969	1

Debt securities available-for-sale	967	1	2	0	969	1

2011 (CHF million)

Debt securities issued by foreign governments	8	1	0	0	8	1

Debt securities available-for-sale	8	1	0	0	8	1

No significant impairment was recorded as the Bank does not intend to sell the investments, nor is it more likely than not that the Bank will be required to sell the investments before the recovery of their amortized cost bases, which may be maturity.

Proceeds from sales, realized gains and realized losses from available-for-sale securities
	6M12		6M11

in	Debt securities	Equity securities	Debt securities	Equity securities

Additional information (CHF million)

Proceeds from sales	9	330	2,095	1

Realized gains	1	154	40	0

Realized losses	0	0	(22)	0

Amortized cost, fair value and average yield of debt securities
	Debt securities held-to-maturity			Debt securities available-for-sale

end of	Amortized cost	Fair value	Average yield (in %)	Amortized cost	Fair value	Average yield (in %)

6M12 (CHF million)

Due within 1 year	2	2	4.41	1,584	1,584	3.18

Due from 1 to 5 years	0	0	–	1,552	1,638	3.54

Due from 5 to 10 years	0	0	–	0	0	–

Due after 10 years	0	0	–	48	52	4.85

Total debt securities	2	2	4.41	3,184	3,274	3.38